Subsequent events - Equity position (Details) - BRL (R$) R$ in Thousands	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents		R$ 75,898	R$ 49,850	R$ 42,918	R$ 7,227
Trade accounts receivable		276,626	167,102
Recoverable taxes		22,648	35,094
Other receivables		22,509	33,084
Total current assets		1,299,970	698,504
Property, plant and equipment		82,201	74,273
Total non-current assets		1,263,973	949,172
Total assets		2,563,943	1,647,676	1,564,024
Liabilities
Labor liabilities		51,080	43,801
Tax liabilities		3,823	1,206
Current liabilities		89,576	7,979
Total current liabilities		369,847	220,700
Capital		645,447	488,467
Total shareholders' equity		1,789,844	1,057,209	R$ 1,170,520	R$ 1,153,278
Total liabilities and shareholders' equity		R$ 2,563,943	R$ 1,647,676
Business Combination after Reporting Period | Ametista | Subsequent Event [Member]
Assets
Cash and cash equivalents	R$ 2,089
Trade accounts receivable	4,848
Total current assets	6,937
Total assets	6,937
Liabilities
Tax liabilities	312
Current liabilities	5,185
Total current liabilities	5,497
Capital	350
Retained earnings (loss) / Accumulated losses	1,090
Total shareholders' equity	1,440
Total liabilities and shareholders' equity	6,937
Business Combination after Reporting Period | Diamante | Subsequent Event [Member]
Assets
Cash and cash equivalents	1,903
Interest earning bank deposit	1,353
Trade accounts receivable	260
Other receivables	3
Total current assets	3,519
Investment property	1
Property, plant and equipment	83
Total non-current assets	84
Total assets	3,603
Liabilities
Labor liabilities	85
Tax liabilities	180
Current liabilities	3,507
Total current liabilities	3,772
Capital	30
Retained earnings (loss) / Accumulated losses	(199)
Total shareholders' equity	(169)
Total liabilities and shareholders' equity	3,603
Business Combination after Reporting Period | Esmeralda | Subsequent Event [Member]
Assets
Cash and cash equivalents	3,070
Trade accounts receivable	2,334
Other receivables	20
Total current assets	5,424
Property, plant and equipment	9,101
Intangible assets	27
Total non-current assets	9,128
Total assets	14,552
Liabilities
Suppliers	798
Labor liabilities	102
Tax liabilities	990
Current liabilities	10,472
Total current liabilities	12,362
Capital	1,350
Retained earnings (loss) / Accumulated losses	840
Total shareholders' equity	2,190
Total liabilities and shareholders' equity	14,552
Business Combination after Reporting Period | Safira | Subsequent Event [Member]
Assets
Cash and cash equivalents	2,960
Trade accounts receivable	886
Total current assets	3,846
Property, plant and equipment	983
Intangible assets	6
Total non-current assets	989
Total assets	4,835
Liabilities
Tax liabilities	365
Current liabilities	933
Total current liabilities	1,298
Capital	2,300
Retained earnings (loss) / Accumulated losses	1,237
Total shareholders' equity	3,537
Total liabilities and shareholders' equity	4,835
Business Combination after Reporting Period | Neemo
Assets
Cash and cash equivalents	75
Trade accounts receivable	226
Recoverable taxes	18
Other receivables	1
Total current assets	320
Property, plant and equipment	66
Total non-current assets	66
Total assets	386
Liabilities
Suppliers	37
Labor liabilities	91
Tax liabilities	122
Total current liabilities	250
Capital	5
Retained earnings (loss) / Accumulated losses	61
Net income for the year	70
Total shareholders' equity	136
Total liabilities and shareholders' equity	R$ 386